S000000882 [Member] Expense Example - Wasatch-Hoisington U.S. Treasury Fund - Investor Class shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906